UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: February 28, 2017

*	This Form N-Q pertains only to the following series of the Registrant: MFS Global Bond Fund. Each remaining series of the Registrant has a fiscal year end other than November 30th.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2017

MFS® GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 83.9%
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	550,000	$589,351

Apparel Manufacturers - 0.1%
Christian Dior SE, 0.75%, 6/24/2021	EUR	700,000	$752,026

Asset-Backed & Securitized - 6.6%
Cent CLO LP, 2014-21A, “A2AR”, FRN, 0%, 7/27/2026 (n)		$1,511,103	$1,511,103
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.92%, 3/15/2028 (n)		2,247,000	2,259,046
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.77%, 6/15/2028 (z)		1,646,000	1,654,257
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048		3,104,000	3,128,665
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		2,500,000	2,526,165
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		2,234,604	2,317,770
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.638%, 6/15/2039		130,000	131,138
Flatiron CLO Ltd., 2013-1A, “A2R”, FRN, 2.58%, 1/17/2026 (n)		2,503,042	2,497,851
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)		3,503,000	3,534,231
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.17%, 1/15/2020		4,839,000	4,847,075
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039		42,342	42,338
HarbourView CLO VII Ltd., “B1R”, FRN, 2.702%, 11/18/2026 (z)		2,559,988	2,549,779
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,546,784	1,546,486
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		3,108,537	3,203,332
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.787%, 6/15/2049		2,455,705	2,490,994
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027 (z)		3,473,850	3,484,492
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048		691,382	703,328
Morgan Stanley Capital I Trust, “AM”, FRN, 5.715%, 4/15/2049		2,458,000	2,460,975
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,532,563	1,539,477

			$42,428,502
Automotive - 1.9%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	650,000	$696,628
FCA Capital Ireland PLC, 2%, 10/23/2019	EUR	1,600,000	1,761,889
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,400,000	1,507,938
General Motors Co., 5.2%, 4/01/2045		$1,208,000	1,215,569
General Motors Financial Co., Inc., 3.1%, 1/15/2019		893,000	909,228
General Motors Financial Co., Inc., 3.45%, 4/10/2022		758,000	768,776
General Motors Financial Co., Inc., 4.35%, 1/17/2027		410,000	418,915
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	1,000,000	1,280,557
Lear Corp., 5.25%, 1/15/2025		$1,971,000	2,099,115
RCI Banque S.A., 1.25%, 6/08/2022	EUR	500,000	539,187
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		$1,258,000	1,295,740

			$12,493,542
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/2020		$1,780,000	$1,948,149

Broadcasting - 0.8%
Omnicom Group, Inc., 3.65%, 11/01/2024		$1,000,000	$1,020,453
Omnicom Group, Inc., 3.6%, 4/15/2026		910,000	913,028
ProSiebenSat.1 Media SE, 2.625%, 4/15/2021	EUR	800,000	909,060
SES S.A., 4.625% to 1/02/2022, FRN to 12/29/2049	EUR	1,000,000	1,101,458
Time Warner, Inc., 3.8%, 2/15/2027		$1,128,000	1,115,889

			$5,059,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Brokerage & Asset Managers - 0.3%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$604,000	$614,070
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		993,000	1,033,729

			$1,647,799
Building - 0.7%
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	930,000	$1,064,375
Imerys S.A., 1.5%, 1/15/2027	EUR	700,000	738,495
Masco Corp., 4.45%, 4/01/2025		$355,000	369,573
Masco Corp., 4.375%, 4/01/2026		1,580,000	1,643,042
Owens Corning, 3.4%, 8/15/2026		816,000	790,959

			$4,606,444
Business Services - 1.1%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,278,000	$1,280,611
Equinix, Inc., 5.75%, 1/01/2025		894,000	947,640
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		1,605,000	1,647,398
Fidelity National Information Services, Inc., 5%, 10/15/2025		453,000	496,167
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,086,000	1,028,916
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		534,000	521,006
MSCI, Inc., 5.75%, 8/15/2025 (n)		1,014,000	1,079,910

			$7,001,648
Cable TV - 1.3%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$2,111,000	$2,412,035
Comcast Corp., 4.65%, 7/15/2042		1,660,000	1,736,949
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		500,000	501,658
Shaw Communications, 5.65%, 10/01/2019	CAD	769,000	634,347
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		$837,000	853,740
Sky PLC, 2.5%, 9/15/2026	EUR	1,300,000	1,495,357
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	350,000	532,093
Time Warner Cable, Inc., 4.5%, 9/15/2042		$356,000	323,974

			$8,490,153
Chemicals - 0.9%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,053,000	$1,012,146
Huntsman International LLC, 5.125%, 4/15/2021	EUR	500,000	590,743
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	740,000	829,555
Lanxess AG, 4.5% to 6/06/2023, FRN to 12/06/2076	EUR	1,000,000	1,138,855
LyondellBasell Industries N.V., 5.75%, 4/15/2024		$799,000	918,375
LyondellBasell Industries N.V., 4.625%, 2/26/2055		750,000	720,350
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	700,000	734,238

			$5,944,262
Computer Software - 0.3%
Microsoft Corp., 4.1%, 2/06/2037		$1,823,000	$1,889,981

Computer Software - Systems - 0.4%
Apple, Inc., 3.6%, 7/31/2042	GBP	400,000	$576,062
Apple, Inc., 3.85%, 8/04/2046		$1,939,000	1,868,603
Apple, Inc., 4.25%, 2/09/2047		276,000	282,784

			$2,727,449
Conglomerates - 0.3%
General Electric Co., 1.25%, 5/26/2023	EUR	325,000	$362,685
Johnson Controls International PLC, 1.375%, 2/25/2025	EUR	320,000	341,584

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Conglomerates - continued
Johnson Controls International PLC, 4.5%, 2/15/2047		$226,000	$232,540
Parker-Hannifin Corp., 1.125%, 3/01/2025 (z)	EUR	210,000	223,909
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		$581,000	588,587

			$1,749,305
Consumer Products - 0.3%
Newell Brands, Inc., 3.75%, 10/01/2021 (z)	EUR	650,000	$773,454
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		$340,000	387,662
Spectrum Brands, Inc., 4%, 10/01/2026 (z)	EUR	620,000	678,779

			$1,839,895
Consumer Services - 0.9%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	500,000	$538,968
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	380,000	433,141
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,450,000	1,533,090
Visa, Inc., 2.8%, 12/14/2022		$2,176,000	2,205,713
Visa, Inc., 4.3%, 12/14/2045		1,126,000	1,208,337

			$5,919,249
Containers - 0.2%
Ball Corp., 5.25%, 7/01/2025		$455,000	$482,869
Sealed Air Corp., 4.5%, 9/15/2023 (n)	EUR	625,000	741,216

			$1,224,085
Defense Electronics - 0.1%
BAE Systems, 4.125%, 6/08/2022	GBP	500,000	$702,753

Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$285,000	$285,902

Electronics - 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$1,612,000	$1,623,221
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	1,175,000	1,269,790

			$2,893,011
Emerging Market Quasi-Sovereign - 0.6%
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		$3,108,000	$3,300,696
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		384,000	408,096

			$3,708,792
Emerging Market Sovereign - 0.1%
Republic of Indonesia, 2.875%, 7/08/2021	EUR	550,000	$623,614

Energy - Independent - 0.2%
Concho Resources, Inc., 4.375%, 1/15/2025		$1,016,000	$1,031,240

Entertainment - 0.4%
Carnival Corp., 1.875%, 12/15/2017		$1,106,000	$1,109,668
Carnival Corp., 1.875%, 11/07/2022	EUR	1,120,000	1,264,874

			$2,374,542
Financial Institutions - 0.0%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$160,032

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - 1.9%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	650,000	$671,776
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$454,000	478,412
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		1,747,000	1,878,790
Coca-Cola Co., 1.1%, 9/02/2036	EUR	230,000	219,854
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	575,000	616,537
Constellation Brands, Inc., 4.25%, 5/01/2023		$3,211,000	3,388,665
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	717,825
J.M. Smucker Co., 4.375%, 3/15/2045		195,000	197,682
Kraft Foods Group, Inc., 2.25%, 6/05/2017		2,000,000	2,003,634
PepsiCo, Inc., 3.1%, 7/17/2022		1,888,000	1,941,636

			$12,114,811
Food & Drug Stores - 0.3%
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	850,000	$1,108,178
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034		$967,000	981,770

			$2,089,948
Insurance - 0.8%
Aviva PLC, 3.375% to 12/04/2025, FRN to 12/04/2045	EUR	720,000	$761,204
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/2040	EUR	600,000	717,479
Delta Lloyd Levensverzek, FRN, 9%, 8/29/2042	EUR	750,000	1,004,113
Old Mutual PLC, 7.875%, 11/03/2025	GBP	950,000	1,396,988
Unum Group, 4%, 3/15/2024		$1,000,000	1,019,713

			$4,899,497
Insurance - Health - 0.4%
Aetna, Inc., 2.8%, 6/15/2023		$1,038,000	$1,034,086
UnitedHealth Group, Inc., 2.7%, 7/15/2020		1,554,000	1,589,546

			$2,623,632
Insurance - Property & Casualty - 1.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$738,000	$740,996
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	830,000	946,198
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	475,000	471,762
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		$318,000	319,442
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		740,000	748,130
CNA Financial Corp., 5.875%, 8/15/2020		1,000,000	1,113,739
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		1,149,000	1,208,491
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	400,000	451,901
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	300,000	338,926
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		$1,000,000	1,021,131
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		414,000	422,760
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	450,000	625,129

			$8,408,605
International Market Quasi-Sovereign - 0.3%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/31/2049	EUR	800,000	$868,355
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$769,000	802,121

			$1,670,476
International Market Sovereign - 29.3%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	5,310,000	$4,664,070
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,700,000	1,366,612
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	3,149,000	4,562,590
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	2,800,000	3,091,914

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	3,213,000	$5,915,899
Federal Republic of Germany, 4%, 1/04/2037	EUR	480,000	815,464
Government of Canada, 2.5%, 6/01/2024	CAD	19,364,000	15,664,837
Government of Canada, 5.75%, 6/01/2033	CAD	5,156,000	5,779,285
Government of Canada, 4%, 6/01/2041	CAD	1,129,000	1,102,896
Government of Japan, 1.8%, 3/20/2043	JPY	656,100,000	7,304,730
Government of Japan, 2.1%, 9/20/2024	JPY	22,600,000	233,538
Government of Japan, 0.4%, 9/20/2025	JPY	1,055,500,000	9,706,523
Government of Japan, 0.3%, 12/20/2025	JPY	51,500,000	469,558
Government of Japan, 2.2%, 9/20/2027	JPY	1,580,900,000	17,198,593
Government of Japan, 1.7%, 9/20/2032	JPY	171,000,000	1,826,182
Government of Japan, 1.5%, 3/20/2034	JPY	1,594,000,000	16,596,357
Government of Japan, 2.4%, 3/20/2037	JPY	806,600,000	9,570,643
Government of Japan, 2%, 3/20/2052	JPY	176,700,000	2,127,714
Kingdom of Belgium, 4%, 3/28/2032	EUR	3,557,000	5,333,933
Kingdom of Denmark, 1.5%, 11/15/2023	DKK	10,168,000	1,605,044
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	18,925,000	3,060,915
Kingdom of Spain, 5.4%, 1/31/2023	EUR	3,726,000	5,021,312
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,372,000	3,399,125
Kingdom of Sweden, 3.5%, 6/01/2022	SEK	12,430,000	1,641,750
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	2,720,000	4,432,667
Republic of Austria, 1.75%, 10/20/2023	EUR	791,000	940,825
Republic of France, 6%, 10/25/2025	EUR	5,746,000	8,832,069
Republic of France, 4.75%, 4/25/2035	EUR	1,591,000	2,575,789
Republic of France, 4.5%, 4/25/2041	EUR	1,011,000	1,659,276
Republic of Italy, 5.5%, 9/01/2022	EUR	10,490,000	13,652,451
Republic of Italy, 3.75%, 3/01/2021	EUR	8,599,000	10,243,329
United Kingdom Treasury, 5%, 3/07/2018	GBP	735,000	957,507
United Kingdom Treasury, 8%, 6/07/2021	GBP	717,000	1,182,457
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	2,537,000	4,135,500
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	1,186,000	2,022,560
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,407,000	2,476,350
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	2,320,000	3,767,909
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	874,000	1,681,710
United Kingdom Treasury, 4%, 1/22/2060	GBP	398,000	857,618

			$187,477,501
Local Authorities - 0.2%
Province of Alberta, 1.25%, 6/01/2020	CAD	558,000	$419,265
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	680,252
Province of Manitoba, 4.15%, 6/03/2020	CAD	490,000	402,105

			$1,501,622
Major Banks - 5.3%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$1,764,000	$1,759,153
Bank of America Corp., 2.625%, 4/19/2021		658,000	658,540
Bank of America Corp., 3.248%, 10/21/2027		3,164,000	3,035,792
Bank of New York Mellon Corp., 3.442 to 2/07/2027, FRN to 2/07/2028		1,341,000	1,353,003
Barclays Bank PLC, 6%, 1/14/2021	EUR	850,000	1,060,714
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/2023	GBP	300,000	386,817
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	479,276
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/2049	EUR	700,000	859,872
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$534,000	581,393
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		648,000	648,356

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Goldman Sachs Group, Inc., 3.625%, 1/22/2023		$1,831,000	$1,879,274
Goldman Sachs Group, Inc., 4%, 3/03/2024		2,000,000	2,083,908
HSBC Holdings PLC, 4.375%, 11/23/2026		893,000	903,952
JPMorgan Chase & Co., 4.25%, 10/15/2020		4,194,000	4,477,422
JPMorgan Chase & Co., 2.95%, 10/01/2026		2,405,000	2,301,186
JPMorgan Chase & Co., 4.26% to 2/22/2047, FRN to 2/22/2048		1,157,000	1,166,752
Morgan Stanley, 2.2%, 12/07/2018		709,000	713,007
Morgan Stanley, 2.5%, 4/21/2021		749,000	745,662
Morgan Stanley, 5.5%, 7/28/2021		484,000	538,285
Morgan Stanley, 3.125%, 7/27/2026		1,212,000	1,167,083
Morgan Stanley, 3.95%, 4/23/2027		1,850,000	1,844,802
Nationwide Building Society, 1.25%, 3/03/2025	EUR	700,000	760,593
PNC Bank N.A., 2.6%, 7/21/2020		$2,435,000	2,465,966
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	1,000,000	1,072,062
Wells Fargo & Co., 4.1%, 6/03/2026		$1,000,000	1,023,169

			$33,966,039
Medical & Health Technology & Services - 0.7%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$462,000	$477,792
Becton, Dickinson and Co., 4.685%, 12/15/2044		258,000	274,146
HCA, Inc., 5.25%, 6/15/2026		788,000	832,325
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,026,000	1,006,144
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,323,000	1,308,324
Universal Health Services, Inc., 5%, 6/01/2026 (n)		893,000	915,325

			$4,814,056
Medical Equipment - 0.3%
Medtronic, Inc., 3.5%, 3/15/2025		$1,900,000	$1,950,031

Metals & Mining - 0.9%
Barrick Gold Corp., 4.1%, 5/01/2023		$785,000	$842,894
Cameco Corp., 5.67%, 9/02/2019	CAD	775,000	628,204
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	250,000	340,870
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	1,000,000	1,084,458
Glencore Finance (Europe) S.A., 1.75%, 3/17/2025	EUR	700,000	741,580
Kinross Gold Corp., 5.95%, 3/15/2024		$768,000	812,160
Southern Copper Corp., 5.25%, 11/08/2042		1,000,000	978,261
Steel Dynamics, Inc., 5%, 12/15/2026 (n)		215,000	222,233

			$5,650,660
Midstream - 1.5%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$799,000	$810,749
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,960,000	1,987,493
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077		1,090,000	1,106,350
Enterprise Products Operating LLC, 1.65%, 5/07/2018		887,000	885,149
Enterprise Products Operating LLC, 3.9%, 2/15/2024		1,000,000	1,036,709
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		1,400,000	1,434,047
Sabine Pass Liquefaction LLC, 5%, 3/15/2027 (n)		1,250,000	1,323,150
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028 (z)		792,000	791,232

			$9,374,879
Mortgage-Backed - 6.4%
Fannie Mae, 4.26%, 12/01/2019		$178,284	$188,181
Fannie Mae, 4.88%, 3/01/2020		414,655	433,045
Fannie Mae, 3.99%, 7/01/2021		543,429	579,679

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 2.77%, 3/01/2022		$363,124	$370,248
Fannie Mae, 5%, 8/01/2040		1,188,575	1,304,708
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		9,147,584	9,651,801
Fannie Mae, 4.5%, 2/01/2041 - 2/01/2046		12,121,783	13,076,035
Fannie Mae, 3.5%, 9/01/2045		2,380,290	2,442,724
Freddie Mac, 1.426%, 8/25/2017		200,137	200,136
Freddie Mac, 1.883%, 5/25/2019		2,440,000	2,446,861
Freddie Mac, 2.637%, 1/25/2023		2,595,000	2,627,582
Freddie Mac, 3.32%, 2/25/2023		12,000	12,583
Freddie Mac, 2.673%, 3/25/2026		2,389,000	2,354,042
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		2,763,631	2,975,792
Freddie Mac, 5%, 7/01/2041		1,911,407	2,118,851
Freddie Mac, 4%, 4/01/2044		140,274	147,669

			$40,929,937
Natural Gas - Distribution - 0.3%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,600,000	$1,622,000

Network & Telecom - 1.6%
AT&T, Inc., 2.45%, 6/30/2020		$3,487,000	$3,495,487
AT&T, Inc., 4.75%, 5/15/2046		2,431,000	2,273,289
British Telecommunications PLC, 5.75%, 12/07/2028	GBP	400,000	660,891
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	800,000	852,932
Telecom Italia S.p.A./Milano, 3.625%, 1/19/2024	EUR	1,000,000	1,126,937
Verizon Communications, Inc., 2.946%, 3/15/2022 (z)		$2,046,000	2,045,448

			$10,454,984
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/2045		$653,000	$663,656

Other Banks & Diversified Financials - 1.3%
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	$647,462
Capital One Financial Corp., 2.35%, 8/17/2018		$2,361,000	2,377,244
Capital One Financial Corp., 3.2%, 2/05/2025		791,000	777,604
Citizens Bank N.A., 2.55%, 5/13/2021		569,000	567,906
Discover Financial Services, 3.95%, 11/06/2024		1,000,000	1,006,024
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	350,000	481,575
Islandsbanki, 1.75%, 9/07/2020	EUR	1,250,000	1,363,978
UniCredit S.p.A., 4.375% to 1/03/2022, FRN to 1/03/2027	EUR	1,200,000	1,304,806

			$8,526,599
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$524,000	$516,877

Pharmaceuticals - 0.5%
Celgene Corp., 2.875%, 8/15/2020		$2,480,000	$2,518,661
Gilead Sciences, Inc., 2.35%, 2/01/2020		530,000	534,831

			$3,053,492
Real Estate - Apartment - 0.2%
Grand City Properties S.A., 3.75% to 2/18/2022, FRN to 12/29/2049	EUR	500,000	$550,125
Vonovia Finance B.V., 2.125%, 7/09/2022	EUR	650,000	745,442

			$1,295,567

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/2018		$545,000	$560,734
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,000,000	1,092,806

			$1,653,540
Retailers - 1.0%
Best Buy Co., Inc., 5.5%, 3/15/2021		$3,390,000	$3,681,601
Hanesbrands Finance, 3.5%, 6/15/2024 (z)	EUR	450,000	495,203
Home Depot, Inc., 3.35%, 9/15/2025		$2,338,000	2,416,456

			$6,593,260
Specialty Chemicals - 0.2%
Ecolab, Inc., 4.35%, 12/08/2021		$1,000,000	$1,083,421
Ecolab, Inc., 2.625%, 7/08/2025	EUR	325,000	385,746

			$1,469,167
Specialty Stores - 0.1%
Rallye S.A., 4.25%, 3/11/2019	EUR	600,000	$659,006

Supermarkets - 0.2%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	$660,582
Morrison (WM) Supermarkets, 3.5%, 7/27/2026	GBP	250,000	331,568

			$992,150
Supranational - 0.3%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	620,000	$479,157
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	487,834
International Finance Corp., 3.25%, 7/22/2019	AUD	855,000	670,729

			$1,637,720
Telecommunications - Wireless - 0.9%
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	560,000	$597,503
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	1,622,712
Crown Castle International Corp., 5.25%, 1/15/2023		1,400,000	1,529,080
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	501,330
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		1,563,000	1,637,243

			$5,887,868
Telephone Services - 0.1%
TELUS Corp., 5.05%, 7/23/2020	CAD	785,000	$652,929

Tobacco - 0.5%
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$1,341,000	$1,392,474
Philip Morris International, Inc., 4.875%, 11/15/2043		750,000	821,639
Reynolds American, Inc., 3.25%, 6/12/2020		249,000	255,252
Reynolds American, Inc., 4%, 6/12/2022		391,000	411,121
Reynolds American, Inc., 4.45%, 6/12/2025		292,000	308,749

			$3,189,235
Transportation - Services - 0.2%
Compagnie Financiere et Industrielle des Autoroutes S.A., 0.75%, 9/09/2028	EUR	700,000	$688,781
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)		$153,000	150,150
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	275,000	447,870

			$1,286,801
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 2.22%, 3/01/2033		$812,347	$794,955

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Treasury Obligations - 5.8%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$6,220,000	$7,949,210
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		2,328,000	2,959,924
U.S. Treasury Bonds, 3.625%, 2/15/2044 (f)		6,323,000	7,106,458
U.S. Treasury Notes, 2%, 2/15/2025		19,367,000	18,958,473

			$36,974,065
Utilities - Electric Power - 2.1%
Dominion Resources, Inc., 2.5%, 12/01/2019		$1,000,000	$1,011,069
Duke Energy Florida LLC, 3.2%, 1/15/2027		1,164,000	1,176,171
E.On International Finance, 6.375%, 6/07/2032	GBP	300,000	527,736
EDP - Energias de Portugal S.A., 5.375% to 3/16/2021, FRN to 9/16/2075	EUR	1,200,000	1,342,777
EDP Finance B.V., 4.9%, 10/01/2019 (n)		$554,000	582,896
Emera U.S. Finance LP, 2.7%, 6/15/2021		321,000	319,448
Emera U.S. Finance LP, 3.55%, 6/15/2026		367,000	362,371
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		1,000,000	1,152,500
Enel S.p.A., 6.625% to 9/15/2021, FRN to 9/15/2076	GBP	390,000	519,017
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,920,000	1,963,001
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	400,000	599,645
PPL Capital Funding, Inc., 3.1%, 5/15/2026		$1,244,000	1,202,335
PPL Capital Funding, Inc., 5%, 3/15/2044		750,000	807,876
Southern Co., 2.95%, 7/01/2023		735,000	722,873
Southern Co., 4.4%, 7/01/2046		1,110,000	1,105,619

			$13,395,334
Total Bonds			$536,882,513

Floating Rate Loans (g)(r) - 0.4%
Automotive - 0.1%
Allison Transmission, Inc., Term Loan B, 3.3%, 9/23/2022		$660,774	$667,232

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B1, 3.5%, 10/26/2020		$876,036	$881,922

Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		$1,159,132	$1,172,413
Total Floating Rate Loans			$2,721,567

Money Market Funds - 15.0%
MFS Institutional Money Market Portfolio, 0.64% (v)		96,225,988	$96,225,988
Total Investments			$635,830,068

Other Assets, Less Liabilities - 0.7%			4,394,449
Net Assets - 100.0%			$640,224,517

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $36,121,629, representing 5.6% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)

Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.77%, 6/15/2028	6/14/16	$1,646,000	$1,654,257
Hanesbrands Finance, 3.5%, 6/15/2024	5/19/16	503,865	495,203
HarbourView CLO VII Ltd., “B1R”, FRN, 2.702%, 11/18/2026	2/09/17	2,559,988	2,549,779
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	336,349	338,926
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027	7/27/16	3,457,275	3,484,492
Newell Brands, Inc., 3.75%, 10/01/2021	9/13/16	813,058	773,454
Parker-Hannifin Corp., 1.125%, 3/01/2025	2/21/17	220,342	223,909
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2/28/17	791,232	791,232
Spectrum Brands, Inc., 4%, 10/01/2026	9/14/16	697,438	678,779
Verizon Communications, Inc., 2.946%, 3/15/2022	2/07/17	2,044,863	2,045,448
Total Restricted Securities			$13,035,479
% of Net assets			2.0%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 2/28/17

Forward Foreign Currency Exchange Contracts at 2/28/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Citibank N.A.	899,572	3/10/17	$675,040	$677,318	$2,278
BUY	CAD	JPMorgan Chase Bank N.A.	1,241,000	3/10/17	927,058	934,390	7,332
SELL	CAD	Merrill Lynch International	23,421,255	3/10/17	17,675,285	17,634,640	40,645
BUY	CHF	UBS AG	4,774,000	3/10/17	4,752,258	4,755,190	2,932
BUY	CNH	JPMorgan Chase Bank N.A.	40,947,000	4/26/17	5,882,344	5,946,878	64,534
SELL	CNH	JPMorgan Chase Bank N.A.	42,649,000	4/26/17	6,403,273	6,194,066	209,207
SELL	DKK	Citibank N.A.	22,676,203	3/10/17	3,294,116	3,232,754	61,362
BUY	EUR	Citibank N.A.	2,615,711	3/10/17	2,761,843	2,771,915	10,072
BUY	EUR	Goldman Sachs International	3,000,000	3/10/17	3,155,491	3,179,153	23,662
BUY	EUR	HSBC Bank	1,468,000	3/10/17	1,538,552	1,555,665	17,113
BUY	EUR	JPMorgan Chase Bank N.A.	362,000	3/10/17	380,355	383,618	3,263
BUY	EUR	Morgan Stanley Capital Services, Inc.	4,426,284	3/10/17	4,669,395	4,690,611	21,216
SELL	EUR	Barclays Bank PLC	4,984,000	3/10/17	5,341,682	5,281,633	60,049
SELL	EUR	Citibank N.A.	3,222,048	3/10/17	3,441,299	3,414,461	26,838
SELL	EUR	Goldman Sachs International	3,105,773	3/10/17	3,315,109	3,291,242	23,867
SELL	EUR	JPMorgan Chase Bank N.A.	4,564,561	3/10/17	4,853,698	4,837,146	16,552
BUY	GBP	Citibank N.A.	509,000	3/10/17	625,302	631,679	6,377
BUY	GBP	Goldman Sachs International	1,844,051	3/10/17	2,255,058	2,288,503	33,445
SELL	GBP	Goldman Sachs International	230,000	3/10/17	286,402	285,434	968
SELL	GBP	Merrill Lynch International	3,898,320	3/10/17	4,951,841	4,837,891	113,950
SELL	IDR	JPMorgan Chase Bank N.A.	2,115,961,427	4/10/17	158,085	157,954	131
BUY	ILS	Goldman Sachs International	3,267,000	3/10/17	862,936	897,452	34,516
BUY	INR	Barclays Bank PLC	132,412,000	3/14/17	1,978,365	1,981,505	3,140
BUY	INR	JPMorgan Chase Bank N.A.	295,606,000	3/14/17	4,416,668	4,423,653	6,985
BUY	JPY	Barclays Bank PLC	217,258,000	3/10/17	1,896,985	1,934,236	37,251
BUY	JPY	Goldman Sachs International	5,085,442,880	3/10/17	44,827,396	45,275,408	448,012
BUY	JPY	JPMorgan Chase Bank N.A.	108,251,000	3/10/17	919,882	963,752	43,870
BUY	KRW	Barclays Bank PLC	8,929,623,000	3/16/17	7,640,646	7,898,073	257,427
BUY	KRW	JPMorgan Chase Bank N.A.	132,947,000	3/16/17	112,925	117,589	4,664
BUY	MXN	JPMorgan Chase Bank N.A.	37,831,463	3/10/17	1,841,762	1,880,637	38,875
SELL	MYR	Citibank N.A.	3,590,000	3/03/17	808,559	808,512	47
BUY	NOK	Citibank N.A.	60,229,546	3/10/17	7,174,626	7,184,759	10,133
BUY	NZD	JPMorgan Chase Bank N.A.	1,363,791	3/10/17	973,821	982,082	8,261
BUY	PLN	Citibank N.A.	5,021,000	3/10/17	1,214,680	1,234,794	20,114
BUY	RUB	JPMorgan Chase Bank N.A.	377,172,000	4/10/17	6,326,266	6,399,050	72,784
BUY	SEK	Citibank N.A.	66,437,926	3/10/17	7,311,879	7,362,802	50,923
BUY	SEK	Deutsche Bank AG	2,139,000	3/10/17	236,840	237,049	209
BUY	SGD	Barclays Bank PLC	1,772,000	3/10/17	1,250,092	1,264,500	14,408
BUY	THB	JPMorgan Chase Bank N.A.	64,882,000	3/23/17	1,830,705	1,857,318	26,613
SELL	TRY	Citibank N.A.	6,000	3/10/17	1,706	1,645	61
BUY	ZAR	JPMorgan Chase Bank N.A.	15,132,000	3/10/17	1,100,629	1,151,967	51,338

							$1,875,424

Liability Derivatives
BUY	AUD	Westpac Banking Corp.	8,354,116	3/10/17	$6,413,756	$6,403,856	$(9,900)
SELL	AUD	Goldman Sachs International	364,000	3/10/17	269,005	279,025	(10,020)
SELL	AUD	Westpac Banking Corp.	7,371,495	3/10/17	5,485,557	5,650,627	(165,070)
BUY	CAD	JPMorgan Chase Bank N.A.	5,657,000	3/10/17	4,340,820	4,259,343	(81,477)
BUY	CAD	Merrill Lynch International	2,662,000	3/10/17	2,042,650	2,004,308	(38,342)
SELL	CAD	Citibank N.A.	889,691	3/10/17	667,332	669,878	(2,546)
SELL	CAD	Goldman Sachs International	8,412,000	3/10/17	6,315,111	6,333,674	(18,563)
SELL	CAD	JPMorgan Chase Bank N.A.	345,000	3/10/17	258,965	259,762	(797)
BUY	CZK	Goldman Sachs International	14,293,000	3/10/17	570,796	560,564	(10,232)
BUY	EUR	Barclays Bank PLC	609,234	3/10/17	654,860	645,615	(9,245)
BUY	EUR	Citibank N.A.	13,002,547	3/10/17	13,986,729	13,779,028	(207,701)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/28/17 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	EUR	Goldman Sachs International	4,449,481	3/10/17	$4,754,986	$4,715,194	$(39,792)
BUY	EUR	JPMorgan Chase Bank N.A.	1,191,000	3/10/17	1,272,745	1,262,124	(10,621)
BUY	EUR	Merrill Lynch International	7,200,000	3/10/17	7,667,087	7,629,967	(37,120)
BUY	EUR	Morgan Stanley Capital Services, Inc.	1,234,982	3/10/17	1,332,932	1,308,732	(24,200)
SELL	EUR	JPMorgan Chase Bank N.A.	1,952,963	3/10/17	2,050,133	2,069,589	(19,456)
BUY	GBP	Goldman Sachs International	6,069,898	3/10/17	7,570,790	7,532,862	(37,928)
SELL	GBP	Goldman Sachs International	337,000	3/10/17	414,297	418,224	(3,927)
SELL	GBP	JPMorgan Chase Bank N.A.	5,384,000	3/10/17	6,660,118	6,681,649	(21,531)
BUY	JPY	Citibank N.A.	36,225,000	3/10/17	323,018	322,509	(509)
SELL	JPY	Citibank N.A.	30,534,000	3/10/17	261,076	271,842	(10,766)
SELL	JPY	Goldman Sachs International	25,664,000	3/10/17	225,345	228,485	(3,140)
SELL	JPY	JPMorgan Chase Bank N.A.	108,000,000	3/10/17	920,340	961,518	(41,178)
BUY	MYR	Citibank N.A.	7,180,000	3/03/17-5/02/17	1,615,846	1,614,545	(1,301)
SELL	NOK	Citibank N.A.	26,725,000	3/10/17	3,136,578	3,188,015	(51,437)
SELL	NOK	JPMorgan Chase Bank N.A.	14,926,000	3/10/17	1,749,858	1,780,516	(30,658)
SELL	NOK	UBS AG	12,374,000	3/10/17	1,452,654	1,476,089	(23,435)

							$(910,892)

Futures Contracts at 2/28/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note Ultra (Short)	USD	85	$11,384,688	June - 2017	$(36,843)
U.S. Treasury Note 10 yr (Short)	USD	180	22,424,063	June - 2017	(18,460)

					$(55,303)

At February 28, 2017, the fund had liquid securities with an aggregate value of $547,618 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 28, 2017, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$37,769,020	$—	$37,769,020
Non-U.S. Sovereign Debt	—	195,118,105	—	195,118,105
U.S. Corporate Bonds	—	156,640,447	—	156,640,447
Residential Mortgage-Backed Securities	—	40,929,937	—	40,929,937
Commercial Mortgage-Backed Securities	—	18,544,182	—	18,544,182
Asset-Backed Securities (including CDOs)	—	23,884,320	—	23,884,320
Foreign Bonds	—	63,996,502	—	63,996,502
Floating Rate Loans	—	2,721,567	—	2,721,567
Mutual Funds	96,225,988	—	—	96,225,988
Total Investments	$96,225,988	$539,604,080	$—	$635,830,068

Other Financial Instruments
Futures Contracts - Liabilities	$(55,303)	$—	$—	$(55,303)
Forward Foreign Currency Exchange Contracts - Assets	—	1,875,424	—	1,875,424
Forward Foreign Currency Exchange Contracts - Liabilities	—	(910,892)	—	(910,892)

For further information regarding security characteristics, see the Portfolio of Investments.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$648,255,870
Gross unrealized appreciation	7,499,340
Gross unrealized depreciation	(19,925,142)
Net unrealized appreciation (depreciation)	$(12,425,802)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	50,275,159	86,478,459	(40,527,630)	96,225,988

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$102,778	$96,225,988

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2017, are as follows:

United States	59.1%
Japan	10.2%
Italy	5.0%
Canada	4.7%
United Kingdom	4.6%
Germany	3.5%
France	3.2%
Spain	1.5%
Australia	1.2%
Other Countries	7.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2017

*	Print name and title of each signing officer under his or her signature.